Personnel Expenses - Summary of Personnel Expenses (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of personnel expenses [line items]
Personnel Expenses	$ (1,031,478,806)	$ (765,351,351)	$ (657,052,537)
Payroll
Disclosure of personnel expenses [line items]
Personnel Expenses	(418,640,653)	(404,137,702)	(371,375,897)
Social Contributions on Payroll
Disclosure of personnel expenses [line items]
Personnel Expenses	(99,575,723)	(94,885,738)	(88,535,077)
Personnel Compensations and Rewards
Disclosure of personnel expenses [line items]
Personnel Expenses	(478,044,645)	(219,361,618)	(164,038,318)
Services for Personnel
Disclosure of personnel expenses [line items]
Personnel Expenses	(15,440,532)	(17,903,783)	(18,271,984)
Other Short-term Personnel Expenses
Disclosure of personnel expenses [line items]
Personnel Expenses	(16,358,760)	(27,843,321)	(13,311,763)
Other Long-term Personnel Expenses
Disclosure of personnel expenses [line items]
Personnel Expenses	$ (3,418,493)	$ (1,219,189)	$ (1,519,498)